STAFF COSTS, ADMINISTRATIVE EXPENSES AND COST OF SALES AND SERVICES	12 Months Ended
Dec. 31, 2019
Expense By Nature [Abstract]
STAFF COSTS, ADMINISTRATIVE EXPENSES AND COST OF SALES AND SERVICES
11.	STAFF COSTS, ADMINISTRATIVE EXPENSES AND COST OF SALES AND SERVICES

(Loss) profit before taxation has been arrived at after charging:

	Year ended December 31,
	2017	2018	2019
	Thousand US$	Thousand US$	Thousand US$
Depreciation of property, plant and equipment	298	204	172
Amortization of intangible assets	44	52	53
Depreciation of solar parks	14,272	19,414	11,720
Depreciation of right-of-use assets	—	—	2,135
Auditor’s remuneration	1,243	1,285	920
Other professional fees	8,666	8,531	8,578
Bank charges	296	1,095	1,797
Taxes other than income tax	881	3,712	1,924

DIRECTOR'S EMOLUMENTS
Salaries and other benefits	923	1,236	660
Share-based compensation	(43)	—	—
	880	1,236	660
OTHER STAFF
Other staff costs	8,216	8,585	7,253
Share-based compensation	(180)	—	—
	8,036	8,585	7,253
Total staff costs	8,916	9,821	7,913